Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Dividends Declared And Paid [Abstract]
Dividends declared per common share	$ 1.440	$ 1.385
Dividends declared	$ 721	$ 925
Dividends reinvested	(23)	(25)
Dividends paid	$ 698	$ 900